Lease Commitments and Related Party Transactions	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Lease Commitments and Related Party Transactions

NOTE 4 LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a month to month lease at $563 per month with an unrelated landlord. Therefore, no future minimum lease commitment exists beyond one year.